Non-controlling interest (NCI)	12 Months Ended
Dec. 31, 2025
Non-controlling Interests [Abstract]
Non-controlling interest (NCI)
19.
Non-controlling interest (NCI)

On April 20, 2015 the Company acquired 100% of the shares of DCA, which owns 74.5% of the shares of MBJA and the remaining 25.5% is held by Vantage, as a non-controlling shareholder.

On September 13, 2023, the MBJA Board of Directors agreed to declare dividends from retained earnings amounting to USD $30.0 million, which were distributed based on their shareholding to DCA USD $22.35 million and Vantage USD $7.65 million, on November 15, 2023, at an exchange rate of $17.5033 (Ps.391,199) and (Ps.135,913), respectively.

On May 2, 2024, the MBJA Board of Directors agreed to declare dividends from retained earnings in the amount of USD $30.0 million, which were distributed based on their shareholding as USD $22.35 million to DCA and USD $7.65 million to Vantage. On May 31, the first payment of USD $15.0 million was made at an exchange rate of $16.9500 (Ps.189,41) and (Ps.64,834), respectively; on September 27, the second payment of USD $15.0 million was made at an exchange rate of $19.5870 (Ps.218,885) and (Ps.74,920), respectively.

On April 1, 2025, the MBJA Board of Directors agreed to declare dividends from retained earnings amounting to USD$30.0 million, which were distributed based on shareholding to DCA USD$22.35 million and to Vantage USD$7.65 million. On May 15, the payment of USD$30.0 million was made at an exchange rate of Ps.19.4373 (Ps.434,424) and (Ps.148,695), respectively.

On September 26, 2025, the MBJA Board of Directors agreed to declare dividends from retained earnings amounting to USD$30.0 million, which were distributed based on their shareholding to DCA USD$22.35 million and to Vantage USD$7.65 million.

On September 26, the payment of USD$30.0 million was made at an exchange rate of Ps.18.4312 (Ps.414,702) and (Ps.138,234), respectively.

On June 20, 2024, the Company acquired 51.5% of GWTC’s shares, while the remaining 48.5% is held by the founding partners as a non‑controlling interest.

On April 30, 2025, the Board of Directors of GWTC agreed to declare dividends from retained earnings amounting to $320,000, which were distributed according to shareholding: Ps.164,800 to GAP and Ps.155,200 to other shareholders. The payment was made on June 13.

On September 2, 2025, the GWTC Board of Directors agreed to declare dividends from retained earnings in the amount of $227,000, which were distributed based on shareholding to GAP Ps.116,900 and to other shareholders Ps.110,100. The payment was made on September 30, 2025.

The following table summarizes the information relating to DCA and GWTC that has material NCI, before any intra-group elimination as of December 31:

	2023		2024		2025
NCI percentage
Non-current assets	Ps.	5,338,641	Ps.	6,459,629	Ps.	6,371,096
Current assets		2,282,766		2,993,368		2,113,390
Non-current liabilities		(2,336,742)		(3,031,873)		(2,441,237)
Current liabilities		(724,416)		(975,452)		(849,855)
Net assets		4,560,249		5,445,672		5,193,394
Net assets attributable to NCI	Ps.	1,162,863	Ps.	2,275,940	Ps.	2,365,480

	2023		2024		2025
Revenues	Ps.	2,811,173	Ps.	3,626,664	Ps.	4,786,809
Profit / (loss)		575,248		802,252		1,154,810
OCI		(629,243)		481,171		77,968
Total comprehensive income		(53,995)		1,283,423		1,232,778
Profit / (loss) allocated to NCI		146,688		263,282		435,438
OCI allocated to NCI	Ps.	(77,868)	Ps.	115,438	Ps.	(68,593)

	2023		2024		2025
Net cash provided by operating activities		1,211,479		897,222		600,147
Net cash provided by investment activities		(330,259)		(385,817)		(391,611)
Net cash used in financing activities		144,613		(436,119)		(2,245,412)
Net increase (decrease) in cash and cash equivalents	Ps.	1,025,833	Ps.	75,286	Ps.	(2,036,876)